BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 20, 2011	Sep. 08, 2010 Ki Corporation [Member]	Mar. 31, 2008 Board of Directors Chairman [Member]	Dec. 31, 2012 Board of Directors Chairman [Member]	Aug. 20, 2010 Board of Directors Chairman [Member]	May 31, 2008 Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Bridge loan					$ 10,000
LIBOR spread					4.00%
Loan from a related party			9,703		9,703
Effective interest rate					6.70%
Right to purchase, number of shares				5,273,274					100,000
Warrants, exercise price				3.03				7.59
Deferred stock compensation expense							19
Retirement payment	586	868	724			360
Accrued severance pay	$ 708